WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 108.7%
COMMUNICATION SERVICES - 15.8%
Diversified Telecommunication Services - 2.7%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,000,000	$864,485	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	220,000	230,494	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	430,000	443,842	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	400,000	359,040	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	1,050,000	904,969	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	834,801
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	528,234

Total Diversified Telecommunication Services				4,165,865

Entertainment - 1.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	452,968
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	351,072
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	501,361
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	427,606

Total Entertainment				1,733,007

Media - 8.8%
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	350,000	350,980	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	406,478	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,000,000	916,100
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,012,402
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	475,445
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,289,808
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,021,316
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,307,808
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,590,000	2,551,344	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,158,683
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,173,799

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	$876,061
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	470,000	494,146	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	540,000	505,724	(a)

Total Media				13,540,094

Wireless Telecommunication Services - 3.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	565,527	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	470,000	419,111	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	620,000	520,614	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	487,414
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	40,467
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	808,446
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	1,000,000	902,500
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	367,650	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	200,000	121,000	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	523,866

Total Wireless Telecommunication Services				4,756,595

TOTAL COMMUNICATION SERVICES				24,195,561

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	553,004	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	360,000	375,798	(a)
American Axle & Manufacturing Inc.,
Senior Notes	6.500%	4/1/27	600,000	594,207
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	790,000	804,153	(a)

Total Auto Components				2,327,162

Automobiles - 3.1%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,349,995
Ford Motor Co., Senior Notes	9.000%	4/22/25	580,000	664,825
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	201,466
General Motors Co., Senior Notes	5.400%	10/2/23	100,000	103,512
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	139,680
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	754,416

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		$163,002
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000		1,417,938	(a)

Total Automobiles					4,794,834

Diversified Consumer Services - 0.1%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	150,000		148,796	(a)

Hotels, Restaurants & Leisure - 8.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	250,000		257,518	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	310,000		312,387	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	430,000		410,650	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	550,000		519,018	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	840,000		686,234	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		447,834	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,450,000		1,331,493
Marston’s Issuer PLC, Secured Notes (3mo. GBP LIBOR + 2.669%)	3.119%	7/16/35	540,000	GBP	570,530	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	240,000		204,600	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,860,000		1,789,794	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	460,000	GBP	568,627	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	440,000	GBP	547,661	(b)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,750,000		1,435,000	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		118,743	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	510,000		475,391	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	380,000	GBP	470,529	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	1,010,000		947,749	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	200,000		173,389	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,000,000		849,455	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	990,000		1,029,051	(a)

Total Hotels, Restaurants & Leisure					13,145,653

Household Durables - 0.7%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		451,108
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		260,744
Newell Brands Inc., Senior Notes	4.875%	6/1/25	420,000		434,015

Total Household Durables					1,145,867

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	480,000	$458,400	(a)

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000	453,375	(a)

TOTAL CONSUMER DISCRETIONARY				22,474,087

CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000	580,621
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,038,040

Total Beverages				1,618,661

Food & Staples Retailing - 0.9%
CVS Pass-Through Trust	5.789%	1/10/26	181,657	189,509	(a)
CVS Pass-Through Trust	7.507%	1/10/32	301,858	351,375	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	247,720	264,328
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	283,594	317,466
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	265,272	284,110

Total Food & Staples Retailing				1,406,788

Food Products - 0.9%
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	387,780
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	930,070	(a)

Total Food Products				1,317,850

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	250,000	262,500
Altria Group Inc., Senior Notes	2.450%	2/4/32	250,000	217,782
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	268,413

Total Tobacco				748,695

TOTAL CONSUMER STAPLES				5,091,994

ENERGY - 22.7%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	570,000	546,111	(a)

Oil, Gas & Consumable Fuels - 22.3%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	621,619
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000	598,592
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	562,696
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	213,217
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	247,870

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	$396,685
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	46,205
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	759,896
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,203,705
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	100,000	98,530	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	510,000	458,363	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,660,000	1,622,650	(c)(d)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,262,954
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	1,048,509
EQT Corp., Senior Notes	5.000%	1/15/29	760,000	785,513
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	748,871	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	245,321
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,681,875
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	600,000	345,000	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	616,760	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	330,000	338,674	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	278,018
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,534,686
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	1,040,760	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	939,131
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,270,000	1,139,666	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	272,093
Qatar Energy, Senior Notes	2.250%	7/12/31	750,000	691,856	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	282,380
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	192,635
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	329,196
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	355,854	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	460,729

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	$1,958,569
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	280,000	267,485	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	263,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	21,494
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,147,335
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,779,085	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	273,329	(a)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	2,200,000	2,193,059
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	99,189
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	1,680,000	1,641,133
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	61,679
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	551,445
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	53,087
YPF SA, Senior Notes	8.500%	7/28/25	630,000	539,730	(a)

Total Oil, Gas & Consumable Fuels				34,270,578

TOTAL ENERGY				34,816,689

FINANCIALS - 25.6%
Banks - 18.0%
Bank of America Corp., Junior
Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	353,868	(c)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,267,022
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,159,000	1,188,369
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	582,450	(c)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,041,725

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,150,000	$1,087,480	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	549,880	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,031,336	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	918,495	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	503,875	(c)(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	505,442
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	813,704
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,211,105
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,204,362	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	408,000	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,152,600	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,331,404	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,117,260	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,639,000	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	410,250	(c)(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	567,892
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,536,099
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	156,485
NatWest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,371,060
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	145,898

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	$1,080,766	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	784,997	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	750,000	740,365

Total Banks				27,701,189

Capital Markets - 3.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,365,390	(a)(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,758,840
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,000,000	1,046,692	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,250,000	1,305,006	(a)(c)(d)

Total Capital Markets				5,475,928

Diversified Financial Services - 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	231,291
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,360,000	1,389,063
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	500,000	462,064
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes, Step bond (8.620%to 1/2/25 then 0.000%)	8.620%	1/2/25	151,652	165,234
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	500,000	537,970
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,696,626	1,543,590	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	200,000	197,750	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	194,000	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	708,698

Total Diversified Financial Services				5,429,660

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	$729,470

TOTAL FINANCIALS				39,336,247

HEALTH CARE - 6.0%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.800%	3/15/25	500,000	509,788

Health Care Providers & Services - 2.5%
Centene Corp., Senior Notes	4.250%	12/15/27	240,000	241,147
Centene Corp., Senior Notes	4.625%	12/15/29	370,000	373,641
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,034,310
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	561,383
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,220,810
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	330,000	341,583	(a)

Total Health Care Providers & Services				3,772,874

Pharmaceuticals - 3.2%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,214,000	1,225,381	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	320,000	322,414	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	242,000	246,590
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	284,515
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	330,000	301,523	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	572,338
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,046,000	1,033,030
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	779,935
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	180,000	163,296

Total Pharmaceuticals				4,929,022

TOTAL HEALTH CARE				9,211,684

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.9%
Boeing Co., Senior Notes	3.250%	2/1/28	2,400,000	2,316,549
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	681,945
Boeing Co., Senior Notes	3.750%	2/1/50	500,000	446,780
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000	963,157	(a)

Total Aerospace & Defense				4,408,431

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - 4.5%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000		$1,108,041
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000		303,519
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000		282,646
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000		1,597,182	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	340,000		343,197	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	920,000		960,250	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,169,999		1,248,085	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000		76,178	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	144,098		144,203
United Airlines Pass-Through Trust	4.875%	1/15/26	794,880		785,627

Total Airlines					6,848,928

Building Products - 1.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000		1,857,172	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000		489,548	(a)

Total Building Products					2,346,720

Commercial Services & Supplies - 0.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		959,527

Construction & Engineering - 0.3%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	500,000	EUR	477,632	(b)

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	4.156%	6/15/22	260,000		250,250	(c)(d)

Trading Companies & Distributors - 1.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	250,000		234,686	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,500,000		1,487,790
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	160,000		165,674
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000		111,859

Total Trading Companies & Distributors					2,000,009

TOTAL INDUSTRIALS					17,291,497

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	170,000		165,522	(a)

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	$497,880

Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,258,219
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	266,382
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	437,176

Total Technology Hardware, Storage & Peripherals				1,961,777

TOTAL INFORMATION TECHNOLOGY				2,625,179

MATERIALS - 5.3%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,013,881	(b)

Containers & Packaging - 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	51,060

Metals & Mining - 3.1%
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	212,584	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	505,785
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	209,901	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	244,619
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	650,644
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,750,000	1,545,810	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	241,753
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,149,258

Total Metals & Mining				4,760,354

Paper & Forest Products - 1.5%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,020,419	(a)
Suzano Austria GmbH, Senior Notes	2.500%	9/15/28	1,350,000	1,220,839

Total Paper & Forest Products				2,241,258

TOTAL MATERIALS				8,066,553

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	240,000	252,890
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,527,000

TOTAL REAL ESTATE				1,779,890

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.2%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000		$864,640
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000		246,120	(a)

Total Electric Utilities					1,110,760

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000		771,525	(a)

TOTAL UTILITIES					1,882,285

TOTAL CORPORATE BONDS & NOTES (Cost - $157,545,703)					166,771,666

SOVEREIGN BONDS - 11.2%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		14,930
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	468,827		201,483	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	200,000		156,860	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	560,000		372,406	(a)

Total Argentina					745,679

Chile - 1.6%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	2,750,000		2,510,365

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	750,000		636,375

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	370,000		362,511	(a)

Indonesia - 2.7%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		310,050	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		313,369	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,485,911
Indonesia Treasury Bond	7.000%	5/15/22	14,227,000,000	IDR	995,717

Total Indonesia					4,105,047

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.6%
Mexican Bonos, Bonds	5.750%	3/5/26	33,080,000	MXN	$1,513,902
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,000,000		1,019,175
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,560,000		1,453,904

Total Mexico					3,986,981

Panama - 2.1%
Panama Government International Bond, Senior Notes	3.298%	1/19/33	3,400,000		3,253,035

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.392%	1/23/26	1,540,000		1,497,173

Russia - 0.1%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	37,926	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	79,160,000	RUB	48,714	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	15,790,000	RUB	9,717	*(g)

Total Russia					96,357

TOTAL SOVEREIGN BONDS (Cost - $19,013,438)					17,193,523

SENIOR LOANS - 9.4%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.207%	3/1/27	1,418,664		1,394,171	(c)(h)(i)

Media - 2.8%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.210%	4/30/25	2,386,868		2,380,531	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.210%	2/1/27	488,722		485,296	(c)(h)(i)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	1,435,102		1,435,382	(c)(h)(i)

Total Media					4,301,209

TOTAL COMMUNICATION SERVICES					5,695,380

CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.207%	6/22/26	4,863,291		4,820,518	(c)(h)(i)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	3.301%	6/22/27	748,125	$747,658	(c)(h)(i)(j)

INDUSTRIALS - 2.1%
Airlines - 2.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	650,000	672,951	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,770,000	1,842,517	(c)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	643,500	637,020	(c)(h)(i)

TOTAL INDUSTRIALS				3,152,488

TOTAL SENIOR LOANS (Cost - $14,290,449)				14,416,044

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.7%
U.S. Government Obligations - 7.7%
U.S. Treasury Notes	1.625%	5/31/23	1,250,000	1,246,265	(e)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000	1,413,152	(e)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000	2,528,369	(e)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000	1,494,023	(e)
U.S. Treasury Notes	0.750%	3/31/26	2,000,000	1,865,430	(e)
U.S. Treasury Notes	0.500%	5/31/27	1,500,000	1,357,793	(e)
U.S. Treasury Notes	1.250%	4/30/28	2,000,000	1,863,516	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,090,099)				11,768,548

ASSET-BACKED SECURITIES - 2.1%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.357%	7/25/46	439,621	167,069	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	1.257%	3/25/37	369,368	350,395	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	1.957%	3/25/37	38,210	38,184	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	195,100	161,953
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 2.000%)	2.457%	8/25/47	2,906	2,909	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	0.855%	2/27/35	157,629	$144,750	(a)(c)
GSAMP Trust, 2003-SEA2 A1, Step bond	5.421%	7/25/33	462,499	455,423
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	16,408	16,475
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	1.357%	8/25/34	918,848	901,440	(c)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	1.457%	3/25/33	6,370	6,320	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	22,974	23,070	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	1.862%	10/15/37	439,299	436,092	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.627%	4/15/37	557,754	527,831	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,850,754)				3,231,911

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,370,000	1,235,740

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	880,000	793,760

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,985,967)				2,029,500

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.9%
Banc of America Funding Trust, 2004-B 6A1	2.133%	12/20/34	155,179	138,211	(c)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	1.097%	4/25/34	56,785	56,532	(c)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	0.997%	3/25/35	224,952	216,366	(c)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	60,262	65,542
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	1.097%	3/25/35	65,837	63,168	(c)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	1.257%	4/25/35	25,053	23,843	(c)
MAFI II Remic Trust, 1998-BI B1	5.673%	11/20/24	131,972	111,335	(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	2.697%	9/28/32	458,208	$421,876	(a)(c)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,096,405	78,376	(c)
Prime Mortgage Trust, 2005-5 1X, IO	1.097%	7/25/34	1,367,922	43,039	(c)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	2,091	1,776
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.718%	9/29/31	1,326	1,304	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.904%	6/20/33	5,848	5,736	(c)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	1.069%	11/20/34	5,107	4,933	(c)
Structured Asset Securities Corp., 1998- RF2 A	4.739%	7/15/27	74,085	73,841	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.328%	3/25/33	37,972	39,070	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.840%)	1.297%	5/25/44	31,269	31,469	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,116,677)				1,376,417

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $609,000)	9.500%		580	626,127

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $9,613)		5/28/28	10,040	2,309	*

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%	33,900	$1,210	*(g)(j)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $209,511,700)			217,417,255

SHORT-TERM INVESTMENTS - 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,025,691)	0.195%	4,025,691	4,025,691	(m)

TOTAL INVESTMENTS** - 144.3% (Cost - $213,537,391)			221,442,946
Liabilities in Excess of Other Assets - (44.3)%			(67,965,402)

TOTAL NET ASSETS - 100.0%			$153,477,544

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of March 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $4,025,691 and the cost was $4,025,691 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2022 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.450%	2/24/2022	5/24/2022		$12,060,388	U.S. Government & Agency Obligations	$11,792,039
Goldman Sachs Group Inc.	0.500%	10/15/2021	TBD	***	901,623	Corporate Bonds & Notes	1,050,343

					$12,962,011		$12,842,382

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2022.

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	598,459	EUR	529,028	Goldman Sachs Group Inc.	4/19/22	$12,899
USD	2,223,283	GBP	1,639,767	Goldman Sachs Group Inc.	4/19/22	69,484

Total						$82,383

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2022 Quarterly Report	19

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Premier Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

21

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$166,771,666	—	$166,771,666
Sovereign Bonds	—	17,193,523	—	17,193,523
Senior Loans:
Energy	—	—	$747,658	747,658
Other Senior Loans	—	13,668,386	—	13,668,386
U.S. Government & Agency Obligations	—	11,768,548	—	11,768,548
Asset-Backed Securities	—	3,231,911	—	3,231,911
Convertible Bonds & Notes	—	2,029,500	—	2,029,500
Collateralized Mortgage Obligations	—	1,376,417	—	1,376,417
Convertible Preferred Stocks	—	626,127	—	626,127
Warrants	$2,309	—	—	2,309
Preferred Stocks	—	—	1,210	1,210

Total Long-Term Investments	2,309	216,666,078	748,868	217,417,255

Short-Term Investments†	4,025,691	—	—	4,025,691

Total Investments	$4,028,000	$216,666,078	$748,868	$221,442,946

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$82,383	—	$82,383

Total	$4,028,000	$216,748,461	$748,868	$221,525,329

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

23

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$912,279	$10,773,391	10,773,391	$7,659,979	7,659,979

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$322	—	$4,025,691

24